UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Riverstone Holdings LLC
Address:       712 Fifth Avenue
               New York, NY 10019

Form 13F File Number: 028-12939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Thomas Walker
Title:         Authorized Person
Phone:         212-993-0095

Signature, Place, and Date of Signing:

/s/ Thomas Walker                  New York, NY               05/15/08
--------------------               -----------------          -------------
   [Signature]                       [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)
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
                              TITLE                     VALUE     SHRS/     SH/ PUT    INVESTMENT   OTHER      VOTING AUTHORITY
            NAME OF ISSUER    OF CLASS        CUSIP   (X$1000)   PRN AMT   PRN CALL    DISCRETION  MANAGERS  SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
MAGELLAN MIDSTREAM HLDGS LP   COM LP INTS   55907R108    96,104 4,194,837     SH        DEFINED       01   4,194,837

                            1                            96,104


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         1
Form 13F Information Table Value Total:         $96,104
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       028-12940                      Riverstone Investment Services LLC


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